Schedule of fair value at acquisition date was estimated using a Black-Scholes option (Details) - USD ($)		6 Months Ended
	Jun. 03, 2024	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Weighted average expected volatility		65.00%
Weighted average risk-free rate		3.21%
Share price		$ 25.85
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average expected volatility		65.00%
Weighted average risk-free rate		4.47%
Share price		$ 6.99
Aeterna zentaris inc [member] | Share options [member]
IfrsStatementLineItems [Line Items]
Expected dividend yield	$ 0.0
Weighted average expected volatility	65.00%
Weighted average risk-free rate	4.01%
Weighted average expected life (years)	2 years 10 months 13 days
Share price	$ 6.99
Weighted average exercise price	50.15
Weighted average fair value	$ 0.90
Aeterna zentaris inc [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Expected dividend yield	$ 0.00
Weighted average expected volatility	65.00%
Weighted average risk-free rate	4.47%
Weighted average expected life (years)	1 year 2 months 8 days
Share price	$ 6.99
Weighted average exercise price	87.04
Weighted average fair value	$ 0.02